Bank Borrowings - Schedule of Contractual Repayment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contractual Repayment [Abstract]
Contractual repayment year one	$ 88,636	$ 105,732
Contractual repayment year two	109,143	109,084
Contractual repayment year three	112,182	112,542
Contractual repayment year four	89,725	90,305
Contractual repayment year five	16,261	16,328
Total bank borrowings	$ 415,947	$ 433,991